Segment Reporting - Schedule of Operating Income (Loss) by Operating Segment (Details) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
NET SALES	$ 7,647,119	$ 3,723,644	$ 16,788,736	$ 24,096,169
COST OF SALES	2,153,580	1,196,696	4,998,682	7,675,264
Gross profit	5,493,539	2,526,948	11,790,054	16,420,905
General and administrative	2,482,269	959,317	4,258,177	5,380,819
Selling and marketing	3,389,944	1,652,527	8,514,634	12,428,314
Total operating expenses	5,872,213	2,611,844	12,772,811	17,809,133
Operating income (loss)	(378,674)	(84,896)	(982,757)	(1,388,228)
DRTV Consumer [Member]
NET SALES	6,941,251	2,491,885	12,478,174	18,779,285
COST OF SALES	1,786,765	569,354	2,820,869	4,902,720
Gross profit	5,154,486	1,922,501	9,657,305	13,876,565
General and administrative	2,160,012	836,795	4,008,049	4,724,577
Selling and marketing	3,333,560	1,638,447	8,484,184	12,325,620
Total operating expenses	5,493,572	2,475,242	12,492,233	17,050,197
Operating income (loss)	(339,086)	(552,471)	(2,834,928)	(3,173,632)
International Third Party Distributor [Member]
NET SALES	480,481	1,231,789	4,310,562	5,316,884
COST OF SALES	266,794	627,342	2,177,813	2,772,544
Gross profit	213,687	604,447	2,132,749	2,544,340
General and administrative	258,931	122,522	250,128	656,242
Selling and marketing	33,182	14,080	30,450	102,694
Total operating expenses	292,113	136,602	280,578	758,936
Operating income (loss)	(78,426)	467,845	$ 1,852,171	$ 1,785,404
Airline and Hong Kong Retail [Member]
NET SALES	225,387
COST OF SALES	100,021
Gross profit	125,366
General and administrative	63,326
Selling and marketing	23,202
Total operating expenses	86,528
Operating income (loss)	$ 38,838